Intangible Assets and Non-financial Assets Impairment (Tables)	12 Months Ended
Dec. 31, 2022
Textblock 1 [Abstract]
Changes in Intangible Assets
(a)
Changes in intangible assets for the year ended December 31, 2021 are as follows:

(In millions of won)
	Intellectual property rights		Software	Member-ships	Development costs	Construction-in-progress	Customer relationships	Technology	Good-will	Others (*2)	Total
Acquisition cost as of January 1, 2021	₩	1,247,057	1,180,719	39,350	2,865,264	12,067	59,176	11,074	103,526	13,083	5,531,316
Accumulated amortization as of January 1, 2021		(781,703)	(976,747)	—	(2,352,680)	—	(37,491)	(11,074)	—	(13,082)	(4,172,777)
Accumulated impairment loss as of January 1, 2021		(29,151)	(9,539)	(9,450)	(210,631)	—	(21,685)	—	(57,995)	—	(338,451)
Book value as of January 1, 2021	₩	436,203	194,433	29,900	301,953	12,067	—	—	45,531	1	1,020,088
Additions - internally developed		—	—	—	362,897	—	—	—	—	—	362,897
Additions - external purchases		681,222	23,240	742	—	127,621	—	1,689	—	—	834,514
Amortization(*1)		(190,842)	(101,545)	—	(230,891)	—	—	(169)	—	(1)	(523,448)
Disposals		—	—	(2,750)	—	—	—	—	—	—	(2,750)
Impairment loss(*3)		(90)	(2)	—	(29,396)	—	—	—	—	—	(29,488)
Reversal of impairment loss		—	—	1,152	—	—	—	—	—	—	1,152
Transfer from construction-in-progress		—	119,543	—	(15,348)	(119,543)	—	—	—	—	(15,348)
Effect of movements in exchange rates		1,825	(6,808)	39	—	(583)	—	—	2,808	—	(2,719)
Book value as of December 31, 2021	₩	928,318	228,861	29,083	389,215	19,562	—	1,520	48,339	—	1,644,898
Acquisition cost as of December 31, 2021	₩	1,873,027	1,261,232	30,742	1,771,383	19,562	59,176	12,763	106,334	13,081	5,147,300
Accumulated amortization as of December 31, 2021	₩	(915,764)	(1,023,062)	—	(1,318,476)	—	(37,491)	(11,243)	—	(13,081)	(3,319,117)
Accumulated impairment loss as of December 31, 2021	₩	(28,945)	(9,309)	(1,659)	(63,692)	—	(21,685)	—	(57,995)	—	(183,285)

(*1) The Group has classified the amortization as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses.

(*2) Others mainly consist of rights to use electricity and gas supply facilities.

(*3) The Group recognized an impairment loss amounting to ~~W~~29,396 million for development projects which are not likely to generate revenue.

10.
Intangible Assets and Non-financial Assets Impairment. Continued
(b)
Changes in intangible assets for the year ended December 31, 2022 are as follows:

(In millions of won)
	Intellectual property rights		Software	Member-ships	Development costs	Construction-in-progress	Customer relationships	Technology	Good-will	Others (*2)	Total
Acquisition cost as of January 1, 2022	₩	1,873,027	1,261,232	30,742	1,771,383	19,562	59,176	12,763	106,334	13,081	5,147,300
Accumulated amortization as of January 1, 2022		(915,764)	(1,023,062)	—	(1,318,476)	—	(37,491)	(11,243)	—	(13,081)	(3,319,117)
Accumulated impairment loss as of January 1, 2022		(28,945)	(9,309)	(1,659)	(63,692)	—	(21,685)	—	(57,995)	—	(183,285)
Book value as of January 1, 2022	₩	928,318	228,861	29,083	389,215	19,562	—	1,520	48,339	—	1,644,898
Additions - internally developed		—	—	—	502,755	—	—	—	—	—	502,755
Additions - external purchases		187,114	24,741	7,004	—	95,179	—	—	—	—	314,038
Amortization(*1)		(192,983)	(105,615)	—	(272,102)	—	—	(168)	—	—	(570,868)
Disposals		—	(977)	(10,608)	—	—	—	—	—	—	(11,585)
Impairment loss(*3)(*4)		(34,901)	(17,799)	(42)	(54,649)	—	—	(43)	(26,963)	—	(134,397)
Transfer from construction-in-progress		—	85,319	—	—	(85,319)	—	—	—	—	—
Effect of movements in exchange rates		10,108	(2,957)	33	—	(1,253)	—	—	2,185	—	8,116
Book value as of December 31, 2022	₩	897,656	211,573	25,470	565,219	28,169	—	1,309	23,561	—	1,752,957
Acquisition cost as of December 31, 2022	₩	2,074,083	1,340,637	27,170	2,016,477	28,169	59,176	12,763	108,519	13,081	5,680,075
Accumulated amortization as of December 31, 2022	₩	(1,115,014)	(1,108,459)	—	(1,358,446)	—	(37,491)	(11,411)	—	(13,081)	(3,643,902)
Accumulated impairment loss as of December 31, 2022	₩	(61,413)	(20,605)	(1,700)	(92,812)	—	(21,685)	(43)	(84,958)	—	(283,216)

(*1) The Group has classified the amortization as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses.

(*2) Others mainly consist of rights to use electricity and gas supply facilities.

(*3) During 2022, Display (Large OLED) CGU was assessed for impairment, and impairment losses amounting to ~~W~~93,966 million are recognized as other expenses. The impairment amount first reduces goodwill allocated to the CGU, and then allocated to the other assets in the CGU after goodwill balance is reduced to zero. Details of the impairment loss are explained in Note 10(d).

(*4) The Group recognized an impairment loss amounting to ~~W~~33,386 million for development projects which are not likely to generate revenue.

10.
Intangible Assets and Non-financial Assets Impairment. Continued

Summary of Development Costs and Intellectual Property Rights
(c)
Development costs and Intellectual property rights as of December 31, 2021 and 2022 are as follows:

Development costs

(i)
As of December 31, 2021

(In millions of won)
Classification	Product type	Book Value
	TV	₩	27,371
Development completed	IT		31,935
	Mobile and others		76,644
		₩	135,950
	TV	₩	73,667
Development in process	IT		66,904
	Mobile and others		112,694
		₩	253,265
		₩	389,215

(ii)
As of December 31, 2022

(In millions of won)
Classification	Product type	Book Value
	TV	₩	55,187
Development completed	IT		24,684
	Mobile and others		199,552
		₩	279,423
	TV	₩	60,376
Development in process	IT		100,380
	Mobile and others		125,040
		₩	285,796
		₩	565,219

10.
Intangible Assets and Non-financial Assets Impairment. Continued

Intellectual property rights

(i)
As of December 31, 2021

(In millions of won and in years)
Classification	Category	Book Value		Remaining amortization period (*1)
	Direct additions	₩	121,976	5.3
Patent	Licenses agreement(*2)		805,480	6.2
		₩	927,456
Other		862		3.5
		₩	928,318

(*1) Weighted average of the remaining useful life at the end of the reporting period as each patent has a different remaining amortization period.

(*2) The Group’s rights under contracts with the patent company.

(ii)
As of December 31, 2022

(In millions of won and in years)
Classification	Category	Book Value		Remaining amortization period (*1)
	Direct additions	₩	198,136	7.2
Patent	Licenses agreement(*2)		697,605	6.0
		₩	895,741
Other			1,915	3.6
		₩	897,656

(*1) Weighted average of the remaining useful life at the end of the reporting period as each patent has a different remaining amortization period.

(*2) The Group’s rights under contracts with the patent company.

10.
Intangible Assets and Non-financial Assets Impairment. Continued

Schedule of inputs used in measurement of CGU	As of December 31, 2022, the Group’s cash-generating units consist of Display CGU, Display (Large OLED) CGU and Display (AD PO) CGU. Changes in the carrying amount of goodwill allocated to the related CGUs are as follows:

(In millions of won)
			2022
	December 31, 2021		Effect of movements in exchange rates	Changes in CGU (*)	Impairment	December 31, 2022
Display CGU	₩	48,339	2,185	(26,963)	—	23,561
Display (Large OLED) CGU		—	—	26,963	(26,963)	—
		48,339	2,185	—	(26,963)	23,561

(*) During 2022, a portion of goodwill allocated to Display CGU as of December 31, 2021 was allocated to Display (Large OLED) CGU.

(ii)
Impairment assessment on CGU

As of December 31, 2022, the Group performed impairment tests for Display CGU and Display (Large OLED) CGU. No impairment test was performed for Display (AD PO) CGU, impairment loss for which was initially recognized in 2019, as there was no indicator of impairment or reversal identified during 2022.

10.
Intangible Assets and Non-financial Assets Impairment. Continued

The recoverable amount of each CGU is determined based on its value in use. Value in use is calculated using the estimated cash flow based on 5-year business plan approved by management. The estimated revenue and operating expenditures of the Group’s products used in the forecast was determined considering external sources and the Group’s past experience. Management estimated the future cash flows based on its past performance and forecasts on market growth. The key assumptions used in the estimation of value in use for Display CGU and Display (Large OLED) CGU include revenue and operating expenditures for the forecast period, growth rates for subsequent years (“terminal growth rate”), and discount rate. Terminal growth rate and the discount rate used in the estimation of value in use are as follows.

	Pre-tax discount rate(*)	Post-tax discount rate(*)	Terminal growth rate
2022
Display CGU	10.8%	9.0%	1.0%
Display (Large OLED) CGU	10.5%	9.0%	1.0%
2021
Display CGU	10.5%	8.4%	1.0%

(*) The discount rate was calculated using the weighted average cost of equity capital and debt and the beta of equity capital was calculated as the average of five global listed companies in the same industry and the Group. Cost of debt was calculated using the yield rate of non-guaranteed corporate bond considering the Group's credit rating and debt ratio was determined using the average of the debt ratios of the five global listed companies in the same industry and the Group. The Group calculates the value in use of each CGU using post-tax cash flows and a post-tax discount rate, and the result is not significantly different from the value in use calculated using pre-tax cash flows and pre-tax discount rate.